Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of operating segments	The table below analyses the Group’s income and profit by segment on an underlying basis and provides a reconciliation through to certain lines in the Group’s statutory income statement. Total income, after net finance income in respect of insurance and investment contracts is also analysed between external and inter-segment income.

Half-year to 30 June 2024	Net interest income £m	Other income, after net finance expense[1] £m	Total income, after net finance expense[1,2] £m	Profit before tax £m	External income £m	Inter- segment income (expense) £m

Underlying basis
Retail	4,430	1,148	5,578	1,875	6,566	(988)
Commercial Banking	1,696	947	2,643	1,329	2,088	555
Insurance, Pensions and Investments	(74)	649	575	119	649	(74)
Other	286	(10)	276	174	(231)	507
Group	6,338	2,734	9,072	3,497	9,072	–
Reconciling items:
Insurance grossing adjustment	8	(112)	(104)	–
Market volatility and asset sales	(273)	208	(65)	(65)
Amortisation of purchased intangibles	–	–	–	(41)
Restructuring costs[3]	–	–	–	(15)
Fair value unwind and other items	(27)	–	(27)	(52)
Group – statutory	6,046	2,830	8,876	3,324

Half-year to 30 June 2023	Net interest income £m	Other income, after net finance expense[1] £m	Total income, after net finance expense[1,2] £m	Profit before tax £m	External income £m	Inter- segment income (expense) £m

Underlying basis
Retail	5,064	1,006	6,070	2,505	6,429	(359)
Commercial Banking	1,934	856	2,790	1,417	2,296	494
Insurance, Pensions and Investments	(70)	619	549	91	621	(72)
Other	76	57	133	28	196	(63)
Group	7,004	2,538	9,542	4,041	9,542	–
Reconciling items:
Insurance grossing adjustment	7	(139)	(132)	–
Market volatility and asset sales	(183)	117	(66)	(63)
Amortisation of purchased intangibles	–	–	–	(35)
Restructuring costs[3]	–	–	–	(25)
Fair value unwind and other items	(30)	(8)	(38)	(48)
Group – statutory	6,798	2,508	9,306	3,870
[1]Other income and total income, after net finance expense in respect of insurance and investment contracts.
[2]Total income, after net finance expense does not include operating lease depreciation which, on a statutory basis, is included within operating costs.
[3]Restructuring costs related to merger, acquisition and integration costs.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 3: Segmental analysis (continued)

Half-year to 31 December 2023	Net interest income £m	Other income, after net finance expense[1] £m	Total income, after net finance expense[1,2] £m	Profit before tax £m	External income £m	Inter- segment income (expense) £m

Underlying basis
Retail	4,583	1,153	5,736	1,538	6,374	(638)
Commercial Banking	1,865	835	2,700	1,802	2,274	426
Insurance, Pensions and Investments	(62)	590	528	99	600	(72)
Other	375	7	382	329	98	284
Group	6,761	2,585	9,346	3,768	9,346	–
Reconciling items:
Insurance grossing adjustment	5	(100)	(95)	–
Market volatility and asset sales	(240)	334	94	98
Amortisation of purchased intangibles	–	–	–	(45)
Restructuring costs[3]	–	–	–	(129)
Fair value unwind and other items	(26)	4	(22)	(59)
Group – statutory	6,500	2,823	9,323	3,633
[1]Other income and total income, after net finance expense in respect of insurance and investment contracts.
[2]Total income, after net finance expense does not include operating lease depreciation which, on a statutory basis, is included within operating costs.
[3]Restructuring costs related to merger, acquisition and integration costs.

Schedule of reconciliation of underlying basis to statutory results

	Segment loans and advances to customers		Segment external assets
	At 30 Jun 2024 £m	At 31 Dec 2023 £m	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Retail	365,055	361,181	380,919	376,789
Commercial Banking	88,069	88,606	148,736	150,834
Insurance, Pensions and Investments	–	–	191,796	184,267
Other	(716)	(42)	171,476	169,563
Total Group	452,408	449,745	892,927	881,453

	Segment customer deposits		Segment external liabilities
	At 30 Jun 2024 £m	At 31 Dec 2023 £m	At 30 Jun 2024 £m	At 31 Dec 2023 £m

Retail	313,339	308,441	319,066	313,244
Commercial Banking	161,159	162,752	202,358	204,815
Insurance, Pensions and Investments	–	–	187,673	179,962
Other	195	203	138,713	136,067
Total Group	474,693	471,396	847,810	834,088